DEBT SECURITIES (DEBT SECURITIES)	12 Months Ended
Sep. 30, 2012
DEBT SECURITIES
Available-for-sale securities
DEBT SECURITIES

3.              DEBT SECURITIES

The amortized cost and estimated fair value of debt securities available for sale at September 30, 2012 and 2011 are summarized as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
September 30, 2012:
Debt obligations of government-sponsored entities	$21,594,679	$4,705	$(4,289)	$21,595,095
Weighted average yield at the end of the year	0.39%

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
September 30, 2011:
Debt obligations of government-sponsored entities	$14,456,776	$3,245	$(2,949)	$14,457,072
Weighted average yield at the end of the year	0.47%

As of September 30, 2012 and 2011, the Company did not have any debt securities available for sale that were in a continuous loss position for more than 12 months.

The amortized cost and fair values of available-for-sale debt securities at September 30, 2012, by contractual maturity, are shown below.

	Amortized	Fair
	Cost	Value
Term to Maturity:
One year or less	$14,557,579	$14,561,695
Over one through five years	1,001,868	1,002,200
Over five through ten years	6,035,232	6,031,200
	$21,594,679	$21,595,095

Debt securities with carrying values totaling approximately $21.6 million and $14.5 million at September 30, 2012 and 2011, respectively, were pledged to secure deposits of public entities, trust funds, and for other purposes as required by law.

There were no proceeds from sales of available-for-sale securities during the years ended September 30, 2012, 2011 and 2010.